Trade and other payables (Details)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Trade and other payables
Trade payables		$ 2,826,000,000	$ 3,447,000,000
Accrued invoices	$ 2,452,000,000		2,542,000,000
Admission fee	8,170,000,000		5,551,000,000
Other income to be accrued	145,000,000		207,000,000
Tenant deposits	141,000,000		144,000,000
Customer advances	9,089			$ 7,849
Total trade payables	22,823,000,000		19,740,000,000
Taxes payable	2,823,000,000		2,865,000,000
Other payables	9,797,000,000		3,439,000,000
Total other payables	12,620,000,000		6,304,000,000
Total trade and other payables	35,443,000,000		26,044,000,000
Trade and other payables	9,838,000,000		7,668,000,000
Current	25,605,000,000		18,376,000,000
Total other payable	$ 35,443,000,000		$ 26,044,000,000